Composition of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Schedule of Cost-method Investments [Line Items]
Equity method investments	¥ 231,730	¥ 172,326
Investments held by consolidated investment companies	190,343	285,716
Other equity interests	560,816	494,534
Total other investments	¥ 982,889	¥ 952,576